Schedule of Investments (unaudited)
July 31, 2025
 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(a) — 30.5%
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5473 FN (30 Day Average SOFR + 1.250%)	5.600%	11/25/54	$2,196,618	$2,190,481 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA4 M2 (30 Day Average SOFR + 5.250%)	9.600%	5/25/42	890,000	951,446 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA1 M2 (30 Day Average SOFR + 5.250%)	9.600%	3/25/42	1,010,000	1,073,227 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA2 M2 (30 Day Average SOFR + 6.000%)	10.350%	7/25/42	1,273,000	1,383,406 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA3 M1B (30 Day Average SOFR + 3.550%)	7.900%	8/25/42	1,320,000	1,384,612 (b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 M1B (30 Day Average SOFR + 3.250%)	7.600%	4/25/43	1,590,000	1,666,712 (b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R02 2M2 (30 Day Average SOFR + 3.000%)	7.350%	1/25/42	601,000	615,875 (b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R09 2B1 (30 Day Average SOFR + 6.750%)	11.100%	9/25/42	1,230,000	1,362,132 (b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R03 2M2 (30 Day Average SOFR + 3.900%)	8.250%	4/25/43	1,180,000	1,255,570 (b)(c)
Federal National Mortgage Association (FNMA) REMIC, 2024-79 FA (30 Day Average SOFR + 1.100%)	5.450%	11/25/54	2,546,149	2,533,903 (b)
Federal National Mortgage Association (FNMA) STRIPS, 445 F6 (30 Day Average SOFR + 1.250%)	5.600%	3/25/55	2,808,156	2,799,777 (b)
Federal National Mortgage Association (FNMA) STRIPS, 445 F7 (30 Day Average SOFR + 1.300%)	5.650%	3/25/55	2,191,077	2,188,589 (b)
Greystone CRE Notes Ltd., 2021-HC2 A (1 mo. Term SOFR + 1.914%)	6.256%	12/15/39	566,033	567,257 (b)(c)
TRTX Issuer Ltd., 2021-FL4 A (1 mo. Term SOFR + 1.314%)	5.658%	3/15/38	665,864	665,439 (b)(c)
TRTX Issuer Ltd., 2025-FL6 C (1 mo. Term SOFR + 2.396%)	6.746%	9/18/42	1,190,000	1,178,729 (b)(c)

Total Collateralized Mortgage Obligations (Cost — $21,838,564)				21,817,155
U.S. Government & Agency Obligations — 19.9%
U.S. Government Obligations — 19.9%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.098%)	4.379%	1/31/27	5,450,000	5,449,330 (b)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.160%)	4.441%	4/30/27	8,760,000	8,765,910 (b)

Total U.S. Government & Agency Obligations (Cost — $14,214,364)				14,215,240
Corporate Bonds & Notes — 19.8%
Consumer Discretionary — 5.9%
Automobiles — 4.1%
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	1,430,000	1,436,857
Toyota Motor Credit Corp., Senior Notes	4.450%	5/18/26	1,510,000	1,510,686
Total Automobiles				2,947,543
Hotels, Restaurants & Leisure — 0.5%
Travel + Leisure Co., Senior Secured Notes	6.625%	7/31/26	375,000	377,996 (c)
Household Durables — 1.1%
Century Communities Inc., Senior Notes	6.750%	6/1/27	375,000	375,548
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	375,000	388,477 (c)
Total Household Durables				764,025
See Notes to Schedule of Investments.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Textiles, Apparel & Luxury Goods — 0.2%
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	$470,000	$108,100 (c)

Total Consumer Discretionary				4,197,664
Energy — 2.7%
Oil, Gas & Consumable Fuels — 2.7%
BP Capital Markets PLC, Senior Notes (4.375% to 9/22/25 then 5 year Treasury Constant Maturity Rate + 4.036%)	4.375%	9/22/25	430,000	430,447 (b)(d)
NFE Financing LLC, Senior Secured Notes	12.000%	11/15/29	969,000	344,247 (c)
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	780,000	780,795
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	490,000	378,533

Total Energy				1,934,022
Financials — 9.4%
Banks — 5.1%
Citigroup Inc., Junior Subordinated Notes (3.875% to 2/18/26 then 5 year Treasury Constant Maturity Rate + 3.417%)	3.875%	2/18/26	1,590,000	1,575,283 (b)(d)
Toronto-Dominion Bank, Senior Notes	4.568%	12/17/26	1,330,000	1,332,504
Wells Fargo & Co., Junior Subordinated Notes (3.900% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 3.453%)	3.900%	3/15/26	739,000	732,567 (b)(d)
Total Banks				3,640,354
Capital Markets — 2.0%
Blue Owl Credit Income Corp., Senior Notes	7.750%	9/16/27	980,000	1,024,626
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 3.168%)	4.000%	6/1/26	410,000	404,673 (b)(d)
Total Capital Markets				1,429,299
Consumer Finance — 2.3%
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/26 then 5 year Treasury Constant Maturity Rate + 3.868%)	4.700%	5/15/26	830,000	808,298 (b)(d)
American Express Co., Junior Subordinated Notes (3.550% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 2.854%)	3.550%	9/15/26	820,000	803,504 (b)(d)
Total Consumer Finance				1,611,802

Total Financials				6,681,455
Industrials — 0.7%
Trading Companies & Distributors — 0.7%
Aircastle Ltd., Junior Subordinated Notes (5.250% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 4.410%)	5.250%	6/15/26	521,000	518,697 (b)(c)(d)

Information Technology — 0.7%
Electronic Equipment, Instruments & Components — 0.7%
Jabil Inc., Senior Notes	3.000%	1/15/31	590,000	536,370

Real Estate — 0.4%
Diversified REITs — 0.4%
Trust Fibra Uno, Senior Notes	7.700%	1/23/32	270,000	285,519 (c)

Total Corporate Bonds & Notes (Cost — $14,966,422)				14,153,727
Mortgage-Backed Securities — 6.1%
GNMA — 6.1%
Government National Mortgage Association (GNMA) II (Cost — $4,304,969)	6.000%	11/20/53- 2/20/55	4,259,990	4,325,682

Asset-Backed Securities — 3.8%
Cogent Ipv4 LLC, 2025-1A A2	6.646%	4/25/55	930,000	952,249 (c)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Quarterly Report

 BrandywineGLOBAL — Multi-Sector Opportunities Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Invesco CLO Ltd., 2022-1A D (3 mo. Term SOFR + 3.050%)	7.375%	4/20/35	$370,000	$371,209 (b)(c)
Zayo Issuer LLC, 2025-2A A2	5.953%	6/20/55	1,380,000	1,411,162 (c)

Total Asset-Backed Securities (Cost — $2,713,370)				2,734,620
Total Investments before Short-Term Investments (Cost — $58,037,689)				57,246,424
			Shares
Short-Term Investments — 13.9%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $9,918,904)	4.219%		9,918,904	9,918,904 (e)(f)
Total Investments — 94.0% (Cost — $67,956,593)				67,165,328
Other Assets in Excess of Liabilities — 6.0%				4,267,282
Total Net Assets — 100.0%				$71,432,610

(a)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2025, the total market value of investments in Affiliated Companies was $9,918,904 and the cost was $9,918,904 (Note 2).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
At July 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,081,280	EUR	6,900,000	Goldman Sachs Group Inc.	8/5/25	$204,408
EUR	4,400,000	USD	5,036,218	JPMorgan Chase & Co.	8/5/25	(13,285)
USD	3,835,304	EUR	3,280,000	JPMorgan Chase & Co.	8/5/25	90,936
USD	4,204,213	EUR	3,590,000	JPMorgan Chase & Co.	8/5/25	105,957
USD	4,987,224	EUR	4,400,000	JPMorgan Chase & Co.	8/5/25	(35,709)
EUR	16,760,000	USD	19,434,320	Morgan Stanley & Co. Inc.	8/5/25	(301,511)
USD	3,935,553	EUR	3,370,000	UBS Securities LLC	8/5/25	88,443
EUR	380,000	USD	441,529	Wells Fargo Securities LLC	8/5/25	(7,730)
USD	899,031	ZAR	16,500,000	HSBC Securities Inc.	8/7/25	(6,317)
USD	3,417,685	ZAR	61,100,000	HSBC Securities Inc.	8/7/25	65,156
ZAR	8,800,000	USD	494,313	HSBC Securities Inc.	8/7/25	(11,461)
ZAR	13,900,000	USD	781,755	HSBC Securities Inc.	8/7/25	(19,069)
ZAR	16,100,000	USD	905,471	HSBC Securities Inc.	8/7/25	(22,072)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2025
 BrandywineGLOBAL — Multi-Sector Opportunities Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	29,700,000	USD	1,658,107	HSBC Securities Inc.	8/7/25	$(28,482)
ZAR	1,500,000	USD	83,489	Morgan Stanley & Co. Inc.	8/7/25	(1,185)
ZAR	7,600,000	USD	430,763	UBS Securities LLC	8/7/25	(13,755)
USD	167,843	CNH	1,200,000	HSBC Securities Inc.	8/27/25	1,073
CNH	92,540,000	USD	12,985,009	JPMorgan Chase & Co.	8/27/25	(124,251)
USD	12,757,340	CNH	91,340,000	JPMorgan Chase & Co.	8/27/25	63,352
USD	175,252	SEK	1,670,000	Citibank N.A.	9/12/25	4,175
AUD	12,010,000	USD	7,919,634	Goldman Sachs Group Inc.	9/12/25	(195,096)
SEK	10,200,000	USD	1,082,181	HSBC Securities Inc.	9/12/25	(37,280)
SEK	48,780,000	USD	5,144,728	HSBC Securities Inc.	9/12/25	(147,643)
SEK	48,790,000	USD	5,136,519	HSBC Securities Inc.	9/12/25	(138,410)
USD	15,148,493	SEK	144,300,000	HSBC Securities Inc.	9/12/25	366,218
SEK	37,200,000	USD	3,895,410	JPMorgan Chase & Co.	9/12/25	(84,595)
AUD	6,140,000	USD	4,048,962	Morgan Stanley & Co. Inc.	9/12/25	(99,864)
AUD	7,910,000	USD	5,159,772	Morgan Stanley & Co. Inc.	9/12/25	(72,253)
USD	227,030	SEK	2,200,000	Morgan Stanley & Co. Inc.	9/12/25	1,660
USD	11,557,200	SEK	110,800,000	Morgan Stanley & Co. Inc.	9/12/25	206,708
USD	482,537	AUD	740,000	Standard Chartered PLC	9/12/25	6,587
USD	1,145,627	AUD	1,740,000	Standard Chartered PLC	9/12/25	26,502
SEK	37,600,000	USD	3,927,864	UBS Securities LLC	9/12/25	(76,072)
SEK	76,400,000	USD	8,081,988	UBS Securities LLC	9/12/25	(255,475)
USD	15,374,177	AUD	23,580,000	Wells Fargo Securities LLC	9/12/25	208,097
USD	3,818,814	CHF	3,030,000	Barclays Bank PLC	9/22/25	63,254
CHF	12,190,000	USD	15,279,436	Morgan Stanley & Co. Inc.	9/22/25	(170,435)
CHF	910,000	USD	1,158,716	UBS Securities LLC	9/22/25	(30,809)
USD	5,120,252	CHF	4,160,000	UBS Securities LLC	9/22/25	(35,896)
USD	7,963,336	CHF	6,290,000	UBS Securities LLC	9/22/25	167,141
CHF	100,000	USD	126,878	Wells Fargo Securities LLC	9/22/25	(2,932)
CHF	280,000	USD	352,229	Wells Fargo Securities LLC	9/22/25	(5,180)
JPY	565,000,000	USD	3,851,119	Barclays Bank PLC	9/26/25	(79,841)
USD	14,976,898	JPY	2,210,000,000	Barclays Bank PLC	9/26/25	225,528
JPY	2,897,000,000	USD	20,272,918	Citibank N.A.	9/26/25	(935,941)
USD	4,867,828	JPY	697,000,000	Citibank N.A.	9/26/25	215,473
USD	5,230,411	JPY	758,000,000	Citibank N.A.	9/26/25	170,891
USD	318,200	JPY	47,000,000	Morgan Stanley & Co. Inc.	9/26/25	4,483
USD	2,141,965	JPY	306,000,000	Morgan Stanley & Co. Inc.	9/26/25	99,468
JPY	575,000,000	USD	3,925,054	Standard Chartered PLC	9/26/25	(87,028)
USD	130,941	JPY	19,000,000	UBS Securities LLC	9/26/25	4,119
USD	2,646,373	GBP	1,940,000	HSBC Securities Inc.	9/30/25	82,739
GBP	80,000	USD	107,195	JPMorgan Chase & Co.	9/30/25	(1,478)
GBP	70,000	USD	93,704	Morgan Stanley & Co. Inc.	9/30/25	(1,202)
GBP	4,770,000	USD	6,375,126	Morgan Stanley & Co. Inc.	9/30/25	(71,757)
USD	4,007,075	GBP	2,980,000	Standard Chartered PLC	9/30/25	69,121
USD	5,487,459	MXN	102,900,000	Citibank N.A.	10/29/25	86,309
MXN	102,900,000	USD	5,434,289	Morgan Stanley & Co. Inc.	10/29/25	(33,140)
USD	2,334,174	PLN	8,560,000	Citibank N.A.	10/30/25	53,112
PLN	8,560,000	USD	2,324,341	UBS Securities LLC	10/30/25	(43,278)
Net unrealized depreciation on open forward foreign currency contracts						$(509,522)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
See Notes to Schedule of Investments.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Quarterly Report

 BrandywineGLOBAL — Multi-Sector Opportunities Fund
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MXN	—	Mexican Peso
PLN	—	Polish Zloty
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Multi-Sector Opportunities Fund (formerly BrandywineGLOBAL — Global Unconstrained Bond Fund) (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$21,817,155	—	$21,817,155
U.S. Government & Agency Obligations	—	14,215,240	—	14,215,240
Corporate Bonds & Notes	—	14,153,727	—	14,153,727
Mortgage-Backed Securities	—	4,325,682	—	4,325,682
Asset-Backed Securities	—	2,734,620	—	2,734,620
Total Long-Term Investments	—	57,246,424	—	57,246,424
Short-Term Investments†	$9,918,904	—	—	9,918,904
Total Investments	$9,918,904	$57,246,424	—	$67,165,328
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$2,680,910	—	$2,680,910
Total	$9,918,904	$59,927,334	—	$69,846,238
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$3,190,432	—	$3,190,432

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2025. The following transactions were effected in such company for the period ended July 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$4,669,045	$108,501,993	108,501,993	$103,252,134	103,252,134

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$124,295	—	$9,918,904

BrandywineGLOBAL — Multi-Sector Opportunities Fund 2025 Quarterly Report